Consolidated Statements of Changes in Equity $ in Thousands, $ in Millions	Paid-in capital CLP ($)	Other reserves CLP ($)	Reserves from earnings CLP ($)	Unrealized gains (losses) on financial assets at FV through OCI CLP ($)	Cumulative translation adjustment CLP ($)	Cash flow hedge adjustment CLP ($)	Retained earnings from previous periods CLP ($)	Income for the year CLP ($)	Provision for minimum dividends CLP ($)	Attributable to equity holders of the parent CLP ($)	Non-controlling interest CLP ($)	CLP ($)	USD ($)
Balance at Dec. 31, 2018	$ 2,418,833	$ 99,001	$ 761,033	$ 3,649		$ (31,983)	$ (1,989)	$ 603,633	$ (178,462)	$ 3,673,715	$ 1	$ 3,673,716
Retention of earnings							152,705	(152,705)
Other retention (release) earnings			94,617					(94,617)
Defined benefit plans adjustment		(181)								(181)		(181)
Dividends distributions and paid								(356,311)	178,462	(177,849)	(1)	(177,850)
Valuation adjustment on financial assets at FV through OCI (net)				11,641						11,641		11,641
Cash flow hedge adjustment, net						(27,408)				(27,408)		(27,408)
Income for the year								603,744		603,744	1	603,745
Provision for minimum dividends									(177,902)	(177,902)		(177,902)
Balance at Dec. 31, 2019	2,418,833	98,820	855,650	15,290		(59,391)	150,716	603,744	(177,902)	3,905,760	1	3,905,761
Balances	2,418,833	98,820	855,650	15,290		(59,391)	150,716	603,744	(177,902)	3,905,760	1	3,905,761
Retention of earnings							242,470	(242,470)
Other retention (release) earnings			10,736					(10,736)
Defined benefit plans adjustment		(66)								(66)		(66)
Dividends distributions and paid								(350,538)	177,902	(172,636)	(1)	(172,637)
Valuation adjustment on financial assets at FV through OCI (net)				(6,236)						(6,236)		(6,236)
Cash flow hedge adjustment, net						7,561				7,561		7,561
Income for the year								401,629		401,629	1	401,630
Provision for minimum dividends									(138,932)	(138,932)		(138,932)
Balance at Dec. 31, 2020	2,418,833	98,754	866,386	9,054		(51,830)	393,186	401,629	(138,932)	3,997,080	1	3,997,081
Balances	2,418,833	98,754	866,386	9,054		(51,830)	393,186	401,629	(138,932)	3,997,080	1	3,997,081
Retention of earnings							242,837	(242,837)
Other retention (release) earnings			(61,479)					61,479
Defined benefit plans adjustment		398								398		398
Dividends distributions and paid								(220,271)	138,932	(81,339)	(1)	(81,340)
Valuation adjustment on financial assets at FV through OCI (net)				(48,742)						(48,742)		(48,742)
Cash flow hedge adjustment, net						133,135				133,135		133,135
Income for the year								1,056,316		1,056,316	1	1,056,317	$ 1,238,892
Provision for minimum dividends									(237,877)	(237,877)		(237,877)
Balance at Dec. 31, 2021	$ 2,418,833	$ 99,152	$ 804,907	$ (39,688)		$ 81,305	$ 636,023	$ 1,056,316	$ (237,877)	$ 4,818,971	$ 1	$ 4,818,972	$ 5,651,890